SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible assets, net (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment of intangible assets	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Software | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful life			5 years		5 years
Software | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful life			10 years		10 years
Online ride- hailing platform Services | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful life			2 years		2 years
Online ride- hailing platform Services | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful life			10 years		10 years